FINANCIAL INSTRUMENTS (Schedule of Company's Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade Payables	$ 1,001	$ 1,015
Employees and payroll accruals	2,071	2,081
Other payables	1,339	935
Operating lease liability	3,639
Liabilities in respect of government grants	3,799	4,667
Total Financial Liabilities	11,849	8,698
Up to 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables	1,001	1,015
Employees and payroll accruals	2,071	2,081
Other payables	1,339	935
Operating lease liability	895
Liabilities in respect of government grants	37	1,003
Total Financial Liabilities	5,343	5,034
1 Year To 2 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Operating lease liability	734
Liabilities in respect of government grants	107	79
Total Financial Liabilities	841	79
2 Year To 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Operating lease liability	616
Liabilities in respect of government grants	196	232
Total Financial Liabilities	812	232
3 Year To 4 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Operating lease liability	583
Liabilities in respect of government grants	333	456
Total Financial Liabilities	916	456
4 Year To 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Operating lease liability	582
Liabilities in respect of government grants	652	263
Total Financial Liabilities	1,234	263
Over 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Trade Payables
Other payables
Operating lease liability	229
Liabilities in respect of government grants	2,474	2,634
Total Financial Liabilities	$ 2,703	$ 2,634